Income Tax - Schedule of Valuation Allowance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Valuation Allowance [Abstract]
Valuation allowance, December 31, 2024	$ 40,091
Increase	28,615
Valuation allowance, December 31, 2025	$ 68,706